Shareholder Report, Average Annual Return (Details) 74200009800_Franklin Real Estate Securities Fund_Advisor Class_TSR Annual {Advisor Class}		12 Months Ended	60 Months Ended	120 Months Ended
		Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Average Annual Return, Percent		12.87%	3.67%	5.59%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		31.01%	11.91%	14.76%
MSCI US IMI Real Estate 25/50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI US IMI Real Estate 25/50 Index
Average Annual Return, Percent	[1]	13.35%	3.41%	6.39%

[1]
†	The inception date of the MSCI U.S. IMI Real Estate 25/50 Index was September 1, 2016; however, the performance prior to its inception has been calculated by MSCI for the purpose of this chart.